Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) Segment ReportingUnit Customer	Dec. 31, 2025 USD ($) Segment ReportingUnit Customer	Dec. 31, 2024 CNY (¥) Customer	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Renminbi ("RMB") to per one U.S. dollar exchange rate	6.9931				6.9931
Amortization period of produced content	10 years	10 years
Number of reporting unit | ReportingUnit	1	1
Contract assets allowance for credit losses	¥ 25,400		¥ 32,600		$ 3,600
Balances of contract liabilities	5,137,200		5,313,600		734,600
Revenue recognition of contract liability	4,063,200	$ 581,000
Revenue remaining performance obligation	¥ 220,900				31,600
Longest expected length of revenue contracts	1 year	1 year
Advertising expenses	¥ 2,624,300	$ 375,300	2,424,900	¥ 2,632,700
Cash, cash equivalents, restricted cash and long-term restricted cash	¥ 4,377,700		3,590,331	5,280,608	626,009
Depreciation percentage	4.19%	4.19%
Number of operating segment | Segment	1	1
Content Costs	¥ 15,449,600	$ 2,209,300	¥ 15,709,700	¥ 16,496,400
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance | Customer	0	0	0
Credit Concentration Risk | Accounts Receivable and Contract Assets | Single Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage	10.00%	10.00%	10.00%
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets	¥ 1,342,300		¥ 1,203,600		$ 191,900
Licensed Copyrights
Summary Of Significant Accounting Policies [Line Items]
Content assets amortization period cap	10 years	10 years
ASU 2023-09
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2025				Jan. 01, 2025